Cover	Jun. 08, 2023
Document Information Line Items
Entity Registrant Name	EDIBLE GARDEN AG INCORPORATED
Entity Central Index Key	0001809750
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Jun. 08, 2023
Entity Ex Transition Period	false
Entity File Number	001-41371
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-0558704
Entity Address Address Line 1	283 County Road 519
Entity Address City Or Town	Belvidere
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07823
City Area Code	908
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	750-3953
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EDBL
Security Exchange Name	NASDAQ
Warrant To Purchase Common Stock [Member]
Document Information Line Items
Security 12b Title	Warrants to purchase Common Stock
Trading Symbol	EDBLW
Security Exchange Name	NASDAQ